UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            8/13/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:               51
                                               -------------

Form 13F Information Table Value Total:         $216,781
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE



                                                       FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC      ORD         G90078109    660     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AIRBORNE INC        COMMON      G09269101   4703    225,000   SH         SOLE         225,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC          COMMON      026874107  11251    203,894   SH         SOLE         203,894   0       0
-----------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
 CORP               COMMON      03073E105  12625    182,050   SH         SOLE         182,050   0       0
-----------------------------------------------------------------------------------------------------------
BAY VIEW CAP
 CORP DEL           COMMON      07262L101   2320    401,300   SH         SOLE         401,300   0       0
-----------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP  COMMON      166764100   6950     96,254   SH         SOLE          96,254   0       0
-----------------------------------------------------------------------------------------------------------
COMPUTER HORIZONS
 CORP               COMMON      205908106    908    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP    COMMON      264399106    622     31,200   SH         SOLE          31,200   0       0
-----------------------------------------------------------------------------------------------------------
J D EDWARDS & CO    COMMON      281667105  10017    700,000   SH         SOLE         700,000   0       0
-----------------------------------------------------------------------------------------------------------
J D EDWARDS & CO    COMMON      2816679G2     10      1,000   SH  CALL   SOLE           1,000   0       0
-----------------------------------------------------------------------------------------------------------
FIRST ESSEX
 BANCORP INC        COMMON      320103104   5384    114,208   SH         SOLE         114,208   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC    COMMON      354613103    272      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
HUDSON HIGHLAND GRP
 INC                COMMON      443792106    236     12,500   SH         SOLE          12,500   0       0
-----------------------------------------------------------------------------------------------------------
GENESEE CORP        CL B        371601204    221     45,192   SH         SOLE          45,192   0       0
-----------------------------------------------------------------------------------------------------------



HOLLY CORP          COM
                     PAR$0.01   435758305   4775    173,000   SH         SOLE         173,000   0       0
-----------------------------------------------------------------------------------------------------------
IDEC
 PHARMACEUTICALS
 CORP               COM         449370105   5080    149,600   SH         SOLE         149,600   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC            COMMON      460690100   1105     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP   COMMON      46612J101     87     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON   COMMON      478160104  15784    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP
 INC                COMMON      480074103    411     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC  COMMON      532716107    999     64,424   SH         SOLE          64,424   0       0
-----------------------------------------------------------------------------------------------------------
METAL MGMT INC      COMMON NEW  591093209   1780    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
MIRANT CORP         DBCV        604675AB4   2940  4,000,000   PRN        SOLE       4,000,000   0       0
-----------------------------------------------------------------------------------------------------------
MONSANTO CO NEW     COMMON      61166W101   1143     52,823   SH         SOLE          52,823   0       0
-----------------------------------------------------------------------------------------------------------
MOUNTAINBANK FINL
 CORP               COMMON      62451E103    847     26,800   SH         SOLE          26,800   0       0
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD       SP ADR PFD  652487802   1995     79,647   SH         SOLE          79,647   0       0
-----------------------------------------------------------------------------------------------------------
OPTI INC            COMMON      683960108    128     75,000   SH         SOLE          75,000   0       0
-----------------------------------------------------------------------------------------------------------
PFIZER INC          COMMON      717081103  16823    492,625   SH         SOLE         492,625   0       0
-----------------------------------------------------------------------------------------------------------
RIBAPHARM INC       COMMON      762537108   4515    700,000   SH         SOLE         700,000   0       0
-----------------------------------------------------------------------------------------------------------
SCANSOFT INC        COMMON      80603P107    936    172,000   SH         SOLE         172,000   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW   COMMON      902124106   2160    113,784   SH         SOLE         113,784   0       0
-----------------------------------------------------------------------------------------------------------



US BANCORP DEL      COMMON NEW  902973304    279     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
UNOCAL CORP         COMMON      915289102   2024     70,532   SH         SOLE          70,532   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC          CL B        925524308   8294    189,978   SH         SOLE         189,978   0       0
----------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC  COMMON      939322103   5314    128,675   SH         SOLE         128,675   0       0
-----------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH
 NETWORK NEW        COMMON      94973H108    711      8,440   SH         SOLE           8,440   0       0
-----------------------------------------------------------------------------------------------------------
WILTEL
 COMMUNICATIONS
 GROUP INC          COMMON      972487102  17410  1,170,000   SH         SOLE       1,170,000   0       0
-----------------------------------------------------------------------------------------------------------
ASHANTI GOLDFIELDS
 LTD                GLOB DEP
                     RCPT       043743202   2124    266,500   SH         SOLE         266,500   0       0
-----------------------------------------------------------------------------------------------------------
CANADA LIFE FINL
 CORP               COMMON      135113108  42248   1,290,000  SH         SOLE       1,290,000   0       0
-----------------------------------------------------------------------------------------------------------
CLAYTON HOMES INC   COMMON      184190106   4985     397,200  SH         SOLE         397,200   0       0
-----------------------------------------------------------------------------------------------------------
CYSIVE INC          COMMON      23281T108    642     200,000  SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
F&M BANCORP (MD)    COMMON      302367107   4677      95,000  SH         SOLE          95,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAMIS GOLD LTD     COMMON      376775102    978      87,090  SH         SOLE          87,092   0       0
-----------------------------------------------------------------------------------------------------------
GUCCI GROUP NC      COM NY REG  404566104    500       1,000  SH  PUT    SOLE           1,000   0       0
-----------------------------------------------------------------------------------------------------------
INFORMATION RES INC COMMON      456905108    393     100,000  SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
PALM INC            COMMON      696642206     44         550  SH  PUT    SOLE             510   0       0
-----------------------------------------------------------------------------------------------------------
PRICE
 COMMUNICATIONS
 CORP               COMMON      741437107     81       1,342  SH  CALL   SOLE           1,342   0       0
-----------------------------------------------------------------------------------------------------------
TAUBMAN CENTERS INC COMMON      876664103   5269     275,000  SH         SOLE         275,000   0       0
-----------------------------------------------------------------------------------------------------------



TAUBMAN CENTERS INC COMMON      876664103     28         500  SH  PUT    SOLE             500   0       0
-----------------------------------------------------------------------------------------------------------
TERRA NETWORKS SA   SPONSORED
                     ADR        88100W103    302      50,300  SH         SOLE          50,300   0       0
-----------------------------------------------------------------------------------------------------------
VERIDIAN CORP DEL   COMMON      92342R203   2791      80,000  SH         SOLE          80,000   0       0
